Stockholders Equity (Narrative) (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) $ / shares shares	Jan. 31, 2015 USD ($) yr $ / shares shares	Jan. 31, 2015 CAD yr shares
Stockholders Equity 1		100,000,000	100,000,000
Stockholders Equity 2		450,000,000	450,000,000
Stockholders Equity 3 | shares		1,815,535	1,815,535
Stockholders Equity 4		$ 180,703
Stockholders Equity 5		$ 5,703
Stockholders Equity 6 | shares		330,000	330,000
Stockholders Equity 7		$ 124,444
Stockholders Equity 8 | shares		60,210	60,210
Stockholders Equity 9		$ 4,605
Stockholders Equity 10 | CAD			CAD 5,000
Stockholders Equity 11		$ 3,945
Stockholders Equity 12 | $ / shares		$ 0.142
Stockholders Equity 13 | shares		225,000	225,000
Stockholders Equity 14 | shares		200,000	200,000
Stockholders Equity 15 | shares		14,000	14,000
Stockholders Equity 16		$ 0.50
Stockholders Equity 17 | $ / shares		$ 0.25
Stockholders Equity 18 | shares		200,000	200,000
Stockholders Equity 19 | shares		14,000	14,000
Stockholders Equity 20 | $ / shares		$ 0.75
Stockholders Equity 21		$ 239,680
Stockholders Equity 22 | $ / shares		$ 1.12
Stockholders Equity 23 | shares		1,993,000	1,993,000
Stockholders Equity 24 | $ / shares		$ 0.25
Stockholders Equity 25 | shares		100,000	100,000
Stockholders Equity 26 | $ / shares		$ 0.25
Stockholders Equity 27		$ 523,250
Stockholders Equity 28 | $ / shares		$ 0.25
Stockholders Equity 29 | shares		104,440	104,440
Stockholders Equity 30 | $ / shares		$ 0.75
Stockholders Equity 31		$ 26,610
Stockholders Equity 32 | shares		1,000,000	1,000,000
Stockholders Equity 33 | $ / shares		$ 0.25
Stockholders Equity 34		$ 250,000
Stockholders Equity 35		50,000
Stockholders Equity 36		50,000
Stockholders Equity 37		50,000
Stockholders Equity 38		$ 100,000
Stockholders Equity 39 | shares		800,000	800,000
Stockholders Equity 40 | shares		20,000	20,000
Stockholders Equity 41 | $ / shares		$ 0.25
Stockholders Equity 42 | shares		600,000	600,000
Stockholders Equity 43 | shares		75,000	75,000
Stockholders Equity 44		$ 89,250
Stockholders Equity 45 | $ / shares		$ 1.19
Stockholders Equity 46 | shares		240,000	240,000
Stockholders Equity 47 | $ / shares		$ 0.25
Stockholders Equity 48		$ 60,000
Stockholders Equity 49 | $ / shares		$ 0.25
Stockholders Equity 50 | shares		4,304	4,304
Stockholders Equity 51		$ 4,820
Stockholders Equity 52		$ 3,701
Stockholders Equity 53 | $ / shares		$ 0.26
Stockholders Equity 54 | shares		25,000	25,000
Stockholders Equity 55		$ 23,992
Stockholders Equity 56 | CAD			CAD 25,000
Stockholders Equity 57		6,500
Stockholders Equity 58		$ 10,099
Stockholders Equity 59 | shares		15,000	15,000
Stockholders Equity 60		$ 3,750
Stockholders Equity 61 | $ / shares		$ 0.25
Stockholders Equity 62 | shares		29,843	29,843
Stockholders Equity 63		$ 4,500
Stockholders Equity 64 | shares		3,979	3,979
Stockholders Equity 65		$ 2,089
Stockholders Equity 66		$ 0
Stockholders Equity 67 | shares		25,000	25,000
Stockholders Equity 68		$ 15,000
Stockholders Equity 69		$ 13,250
Stockholders Equity 70 | $ / shares		$ 0.07
Stockholders Equity 71 | shares		63,492	63,492
Stockholders Equity 72		$ 40,000
Stockholders Equity 73		20,000
Stockholders Equity 74		$ 4,444
Stockholders Equity 75 | $ / shares		$ 0.07
Stockholders Equity 76 | shares		75,000	75,000
Stockholders Equity 77 | shares		75,000	75,000
Stockholders Equity 78 | shares		300,000	300,000
Stockholders Equity 79		$ 18,000
Stockholders Equity 80		$ 0
Stockholders Equity 81 | shares		75,000	75,000
Stockholders Equity 82 | $ / shares		$ 0.24
Stockholders Equity 83 | shares		450,000	450,000
Stockholders Equity 84 | shares		450,000	450,000
Stockholders Equity 85		$ 31,200
Stockholders Equity 86		0
Stockholders Equity 87		45,000
Stockholders Equity 88		$ 13,800
Stockholders Equity 89		138.17%	138.17%
Stockholders Equity 90		$ 0.10
Stockholders Equity 91		0.40%	0.40%
Stockholders Equity 92 | yr		1.53	1.53
Stockholders Equity 93		0.00%	0.00%
Stockholders Equity 94 | shares		110,000,000	110,000,000
Stockholders Equity 95 | shares		41,030,000	41,030,000
Stockholders Equity 96		$ 0
Stockholders Equity 97		0
Stockholders Equity 98		0
Stockholders Equity 99		0
Stockholders Equity 100		3,318,241
Stockholders Equity 101		715,915
Stockholders Equity 102		$ 11,614,380
Stockholders Equity 103		65,140,946	65,140,946
Stockholders Equity 104		24,000	24,000
Stockholders Equity 105 | $ / shares		$ 0.25
Stockholders Equity 106		214,506	214,506
Stockholders Equity 107 | $ / shares		$ 0.75
Stockholders Equity 1 | shares	450,000,000
Stockholders Equity 2	$ 0.001
Stockholders Equity 3 | shares	100,000
Stockholders Equity 4 | $ / shares	$ 0.12
Stockholders Equity 5 | shares	110,000,000
Stockholders Equity 6 | shares	38,030,000
Stockholders Equity 7	$ 0
Stockholders Equity 8	0
Stockholders Equity 9	0
Stockholders Equity 10	0
Stockholders Equity 11	1,217,983
Stockholders Equity 12	67,823
Stockholders Equity 13	$ 10,732,000
Stockholders Equity 14	64,676,506